Summary of Significant Accounting Policies (Crop Production Useful Life Narrative) (Details)	12 Months Ended
Jun. 30, 2015
Summary Of Significant Accounting Policies Crop Production Useful Life Narrative Details
Crop Production Costs, Useful Life, Minimum	3
Crop Production Costs, Useful Life, Maximum	5